Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 025
EBP, Description of Plan [Line Items]
Description of the Plan	DESCRIPTION OF PLAN
The following description of the Leggett & Platt, Incorporated (Leggett & Platt, L&P or the Company) 401(k) Plan and Trust Agreement (Plan) provides only general information. Participants should refer to the Plan document for a more complete description of the Plan’s provisions, which is available from the Plan Administrator.
General
The Plan is a defined contribution plan covering employees who meet eligibility requirements. It is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA).
On March 20, 2025, the Company's Board of Directors, through delegated authority, approved a resolution to merge the Hanes Companies, Inc. Retirement Savings Plan II (Hanes Retirement Plan) with the Plan, effective on March 31, 2025. As of December 31, 2024, the Hanes Retirement Plan was frozen and all participants of the Hanes Retirement Plan became fully vested in their Hanes Retirement Plan accounts and were declared eligible to participate in the Plan as of January 1, 2025. $60,239,226 was rolled into the Plan during the year ended December 31, 2025, and is included as a transfer on the Statement of Changes in Net Assets Available for Benefits.
On March 20, 2025, the Company's Board of Directors, through delegated authority, approved a resolution to merge the Precision Hydraulic Cylinders, Inc. 401k and Profit Sharing Plan (PHC Plan) with the Plan, effective May 31, 2025. As of December 31, 2023, all participants of the PHC Plan became fully vested in their PHC Plan accounts, and all employees of PHC who were eligible to participate in the PHC Plan were declared eligible to participate in the Plan as of January 1, 2024. $3,198,293 was rolled into the Plan during the year ended December 31, 2025, and is included as a transfer on the Statement of Changes in Net Assets Available for Benefits.
Plan Trustee
Principal Financial Group (PFG) is the parent of Principal Trust Company (Principal) and Principal Bank. Principal serves as the sole trustee of the Plan, holds all plan assets, executes all of the investment transactions, maintains the financial records relating to the trust, and makes all benefit payments as directed by the Plan Administrative Committee. Principal Bank provides custodian and banking services to the Plan.
Eligibility of Employees
Most of the Company's employees who work in the United States of America who have completed 90 days of service or belong to a union that has negotiated inclusion into the Plan are considered eligible for participation. If a previously ineligible employee changes employment status and, as a result, meets the above criteria, the employee may generally participate in the Plan as soon as administratively reasonable. Eligible employees may participate beginning on January, April, July, and October 1 after meeting eligibility requirements or on any special entry date according to the Plan.
Contributions
Company contributions, including eligible matching contributions of 50%, are made at the discretion of the employer and in accordance with the Plan. Except as otherwise disclosed in Schedule H, line 4a, participant and matching Company contributions are remitted within the required timeline, and Company discretionary contributions are generally made in the first quarter of the following year. Company discretionary contributions will be allocated based on each participant’s eligible contributions in proportion to total eligible employee contributions or based on each participant’s total pay and are limited to 6% of eligible employee compensation.
NOTE A – DESCRIPTION OF PLAN – CONTINUED
Employees may elect to voluntarily contribute any whole percentage of eligible compensation, limited by annual Internal Revenue Service (IRS) contribution limits and any applicable Plan limits. The Plan also allows:
•Employee rollover contributions.
•Roth contributions. These contributions are made on an after-tax basis subject to the rules contained in the Internal Revenue Code (IRC).
•Catch up contributions for participants age 50 and over. Catch up contributions are not eligible for a Company matching contribution.
Prior to April 15, 2026, eligible employees who were not participating were enrolled at 1% with pre-tax contributions. Employees who were contributing less than 6% had their contributions increased by 1% annually until they were contributing 6%. Employees could opt out of the automatic increases annually or change their contribution percentage at any time. Effective April 15, 2026, the Plan was amended to discontinue these automatic enrollment and annual increase provisions.
Participants direct the investment of all contributions into various investment options offered by the Plan. The Plan currently offers L&P common stock, mutual funds, and common trust funds as investment options for participants. Participants may invest no more than 20% of total pre-tax contributions and Roth contributions in L&P common stock.
Participant Accounts
Each participant’s account is credited with the participant’s contributions and allocations of the Company’s contributions and Plan earnings and is charged with an allocation of administrative expenses. Allocations are based on participant earnings or account balances, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant's vested account.
Retirement K
Certain participants in the Plan that previously participated in the L&P Retirement Plan, which was frozen in 2006, or the Hanes Pension Plan, which was frozen in 2024, receive employer matching contributions ranging from 20% to 80% based on their age at the time the plans froze, limited to 6% of eligible employee compensation.
As discussed above, the Hanes Retirement Plan merged with the Plan effective March 31, 2025. Through December 31, 2024, Hanes Retirement participants were allowed to contribute to the Plan under the Retirement K provision.
Vesting and Distributions
Participants are always 100% vested in their employee contributions, rollover accounts, and qualified non-elective contributions (QNECs). Company contributions are vested following three years of service with 1,000 hours completed, at which time, they will become 100% vested. Any Company contribution from a prior plan merged into this Plan shall continue to vest in accordance with the vesting schedule set forth in the prior plan. A participant’s entire account balance will become fully vested at normal retirement age or termination due to disability or death. A participant’s non-vested account balance will be forfeited at the time of distribution of the vested account balance. The forfeitures will be used to restore accounts, pay Plan fees and expenses, and offset Company matching contributions and/or Company discretionary matching contributions, as directed by the Plan Administrative Committee. At December 31, 2025 and 2024, forfeited non-vested accounts totaled $10,899 and $19,141, respectively. Also, in 2025 and 2024, Company contributions were offset by $253,830 and $221,496, respectively from forfeited non-vested accounts.
NOTE A – DESCRIPTION OF PLAN – CONTINUED
Upon termination of employment, participants are entitled to receive the full value of their account representing participant contributions and the vested portion of their account representing Company contributions. For participants with vested balances of $1,000 or less, unless the participant elects to roll over the balance to an individual retirement account or another qualified retirement plan, upon separation of employment, the Plan will automatically process a distribution of the participant’s account. If the vested balance is greater than $1,000 but less than $7,000, the balance will be rolled over into a qualified Individual Retirement Account (IRA), unless the participant elects direct distribution or other eligible direct rollover. The IRA program is offered through Principal Bank, serving as custodian of the program’s assets. Participants with vested balances exceeding $7,000 can elect to keep their balance in the Plan until April 1st of the next calendar year in which the participant reaches age 73 or until a distribution or rollover is elected. In-service withdrawals are allowed by participants after reaching age 59½. In-service hardship withdrawals are also allowed by participants prior to reaching age 59½, provided they meet the hardship withdrawal requirements set forth by the Plan.
Notes Receivable from Participants
Notes receivable from participants (loans) are measured at their unpaid principal balance plus any accrued but unpaid interest. Participants may borrow from any of their vested participant accounts up to a maximum equal to the lesser of $50,000 (reduced by their highest outstanding loan balance during the twelve months immediately preceding the loan) or 50% of their vested account balance. The minimum loan amount is $500, and the interest rate will be set at the Prime Rate as quoted in the Wall Street Journal on the day the loan is processed, plus 1%.
The maximum number of loans that may be outstanding at any one time is two, one for any reason and one to acquire a principal residence. If an employer is sold and therefore ceases to be a related company, the Plan Administrative Committee may, at its sole discretion, permit each participant whose employment with all related companies terminates to transfer all loans outstanding to a retirement plan maintained by the purchaser of that employer. A loan is considered to be in default if a participant, active or terminated, fails to make all or part of a required loan repayment by the end of the calendar quarter which follows the calendar quarter in which the repayment is due. Loan balances in default will be treated as outstanding for purposes of determining any future loan amounts. In the event of default, the outstanding balance of the loan, including accrued interest, will be treated as a deemed distribution subject to federal income tax.
Administrative Expenses
Administrative expenses are paid by both L&P and the Plan. Any L&P paid expenses are not reflected in the financial statements of the Plan. Forfeitures used to pay Plan expenses were immaterial in both 2025 and 2024.
Plan Termination
L&P generally has the right, by action of its Board of Directors, to terminate the Plan at any time. In the event of termination, participants who have not yet incurred five consecutive Breaks in Service or received a distribution or deemed distribution will become 100% vested in their accounts. However, L&P is subject to certain interim operating covenants that restrict its ability to take specified actions prior to the consummation of the Somnigroup Merger, including termination of the Plan, unless consented to by Somnigroup, in writing, and such consent cannot be unreasonably withheld. Moreover, if requested by Somnigroup, L&P shall terminate the Plan effective as of the day immediately prior to the closing of Somnigroup Merger.